                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03870

                 Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                  10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                                                      COUPON
THOUSANDS                          MATURITY DATE                                                  RATE        VALUE
------------------------------------------------------------------------------------------------------------------------

            U.S. GOVERNMENT OBLIGATIONS  (41.1%)
            U.S. Treasury Bonds  (17.4%)
 $ 47,500   08/15/27                                                                              6.375%  $   56,380,315
  102,500   02/15/27                                                                              6.625      124,593,567
   57,500   02/15/25                                                                              7.625       75,760,792
    5,200   08/15/21                                                                              8.125        6,908,283
    7,840   02/15/20                                                                               8.50       10,540,519
   72,965   08/15/20                                                                               8.75      100,361,095
    4,750   02/15/15                                                                              11.25        6,764,670
                                                                                                          --------------
                                                                                                             381,309,241
                                                                                                          --------------
            U.S. Treasury Notes (23.7%)
  115,000   11/15/09                                                                              3.500      113,921,990
  206,890   02/15/13                                                                              3.875      203,511,900
   78,300   02/15/13**                                                                            3.875       76,996,618
   20,000   11/15/14 **                                                                            4.25       19,814,220
   42,000   05/15/14                                                                               4.75       42,958,146
    4,000   06/30/11                                                                              5.125        4,140,316
   52,000   02/15/31                                                                              5.375       55,680,664
                                                                                                          --------------
                                                                                                             517,023,854
                                                                                                          --------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $903,593,870)                                            898,333,095
                                                                                                          --------------
            MORTGAGE-BACKED SECURITIES (41.0%)
            Federal Home Loan Mortgage Corp. (0.0%)
      373   12/01/18 - 02/01/19                                                                    9.50          405,929
      413   10/01/09 - 08/01/20                                                                   10.00          463,160
      153   10/01/17 - 05/01/19                                                                   10.50          173,362
                                                                                                          --------------
                                                                                                               1,042,451
                                                                                                          --------------
            Federal Home Loan Mortgage Corp. ARM  (0.5%)
      371   07/01/34                                                                              5.465          376,000
    8,871   03/01/37                                                                              5.634        8,936,274
      783   08/01/34                                                                              6.116          798,568
                                                                                                          --------------
                                                                                                              10,110,842
                                                                                                          --------------
            Federal Home Loan Mortgage Corp. GOLD (0.1%)
      469   07/01/28 - 02/01/33                                                                    6.50          480,864
    1,517   11/01/26 - 05/01/33                                                                    7.50        1,586,955
      227   11/01/23 - 02/01/31                                                                    8.00          240,257
                                                                                                          --------------
                                                                                                               2,308,076
                                                                                                          --------------
            Federal National Mortgage Assoc. (20.2%)
    1,800   01/01/08                                                                               3.92        1,790,414
  115,150   *                                                                                      5.00      109,806,349
   62,500   05/01/37                                                                               5.50       61,228,389
  162,100   *                                                                                      5.50      158,749,056
    2,780   06/01/29 - 02/01/33                                                                    6.50        2,849,123
   82,600   *                                                                                      6.50       84,110,052
    4,276   10/01/13 - 07/01/34                                                                    7.00        4,445,925
   13,800   *                                                                                      7.00       14,243,579
    2,706   01/01/22 - 09/01/35                                                                    7.50        2,835,432
    1,808   12/01/21 - 02/01/32                                                                    8.00        1,910,342
      265   07/01/24 - 05/01/25                                                                    8.50          284,873
       26   09/01/16 - 07/01/23                                                                    9.00           27,741
       26   03/01/20 - 01/01/21                                                                    9.50           28,507
                                                                                                          --------------
                                                                                                             442,309,782
                                                                                                          --------------

            Federal National Mortgage Assoc. ARM (7.3%)
      297   09/01/34                                                                              4.659          300,916
      326   10/01/34                                                                              4.331          332,994
    1,866   02/01/34                                                                              4.375        1,859,618
      512   10/01/34                                                                              4.497          516,150
    5,968   01/01/35                                                                              4.856        6,169,427
      339   07/01/34                                                                              5.496          340,717
    6,386   12/01/32                                                                              5.099        6,487,243
    5,009   06/01/34                                                                              5.258        5,071,859
    3,118   12/01/36                                                                              5.461        3,129,459
   27,225   01/01/37                                                                               5.47       27,330,352
   20,979   05/01/37                                                                              5.889       21,207,885
      413   07/01/33                                                                              6.905          421,760
   18,863   12/01/35                                                                              6.971       19,514,456
    1,987   03/01/36                                                                              6.996        2,022,380
    4,308   01/01/36                                                                              6.999        4,384,316
    4,247   01/01/36                                                                              7.016        4,321,034
   20,035   03/01/36                                                                              7.027       20,392,182
    2,091   05/01/36                                                                              7.444        2,140,262
   15,827   05/01/36                                                                              7.493       16,178,369
    1,356   03/01/36                                                                              7.304        1,385,524
    1,384   05/01/36                                                                              7.367        1,415,545
    1,568   07/01/36                                                                              7.373        1,604,859
    2,777   04/01/36                                                                              7.473        2,842,193
    2,271   07/01/36                                                                               7.48        2,317,150
    4,412   04/01/36                                                                              7.486        4,513,685
    1,229   08/01/36                                                                              7.499        1,258,515
    1,056   03/01/36                                                                              7.736        1,083,218
                                                                                                          --------------
                                                                                                             158,542,068
                                                                                                          --------------
            Government National Mortgage Assoc. I  (10.0%)
    2,443   08/20/34                                                                               5.25        2,453,449
    1,011   08/20/34                                                                               5.50        1,014,236
   22,647   03/15/26 - 09/20/34                                                                    6.00       22,836,935
   25,674   03/15/14 - 07/15/31                                                                    6.50       26,315,918
   63,789   04/15/17 - 03/15/27                                                                    7.00       66,916,464
   49,184   09/15/16 - 08/15/34                                                                    7.50       51,599,148
    7,553   06/15/16 - 09/15/31                                                                    8.00        8,017,955
   13,567   05/15/16 - 11/15/24                                                                    8.50       14,622,644
    9,643   10/15/08 - 02/15/25                                                                    9.00       10,373,036
    6,020   10/15/09 - 12/15/20                                                                    9.50        6,550,840
    7,672   11/15/09 - 11/15/20                                                                   10.00        8,681,913
       35   06/15/10 - 06/15/15                                                                   12.50           39,999
                                                                                                          --------------
                                                                                                             219,422,537
                                                                                                          --------------
            Government National Mortgage Assoc. II  (2.8%)
   13,759   04/20/35                                                                               4.00       13,674,280
   26,719   05/20/34                                                                               4.75       26,603,176
   15,218   11/20/33 - 04/20/36                                                                    5.00       15,173,046
      238   04/20/36                                                                               5.50          240,309
      117   02/20/32                                                                               6.00          118,332
      312   06/20/32                                                                              6.375          316,286
    2,774   01/20/24 - 05/20/29                                                                    6.50        2,842,548
    1,622   03/20/26 - 07/20/29                                                                    7.00        1,695,141
       39   11/20/29                                                                               7.50           40,646
                                                                                                          --------------
                                                                                                              60,703,764
                                                                                                          --------------
            Government National Mortgage Assoc. GPM I  (0.0%)
      396   09/15/13 - 07/15/15                                                                   12.25          446,421
                                                                                                          --------------
            TOTAL  MORTGAGE-BACKED SECURITIES
              (Cost $884,628,350)                                                                            894,885,941
                                                                                                          --------------

            COLLATERIZED MORTGAGE OBLIGTIONS (24.9%)
            U.S. GOVERNMENT AGENCIES (4.7%)
            Federal Home Loan Mortgage (0.6%)
    1,333   Whole Loan 2005-S001 2A2 09/25/45                                                     5.281+       1,322,125
    1,299   2778 FV 03/15/34                                                                      6.352+       1,301,334
    9,893   3216 MA 04/15/27                                                                       6.00+      10,036,269
                                                                                                          --------------
                                                                                                              12,659,728
                                                                                                          --------------
            Federal National Mortgage Assoc. (0.8%)
      865   Grantor Trust 2004 - T5 A11 05/28/35                                                  5.391+         850,750
       79   Grantor Trust 2004 - T5 A13 05/28/35                                                  5.401+          79,077
    1,565   Whole Loan 2004-W1 1A4 11/25/43                                                        5.50        1,559,540
    1,490   Whole Loan 2005-W2 A1 05/25/35                                                        5.331+       1,481,784
    1,508   2002-77 FH 12/18/32                                                                   6.013+       1,513,524
    1,688   2006-5 2A1 11/25/28                                                                   4.664+       1,696,291
    5,462   2006-118 A1 12/25/36                                                                  5.191+       5,413,862
    2,719   2006-118 A2 12/25/36                                                                  5.191+       2,695,539
    2,036   2006-28 1A1 03/25/36                                                                  5.241+       2,023,395
   25,972   2006-28 1P (IO) 03/25/36                                                               1.74+         535,672
                                                                                                          --------------
                                                                                                              17,849,434
                                                                                                          --------------
            Government National Mortgage Assoc. (3.3%)
      906   1999-44 FP (PAC) 06/16/27                                                             6.152+         906,498
    3,009   2002-55 PD (PAC) 09/20/31                                                              6.00        3,030,879
   24,430   2002-23 PE (PAC) 04/16/32                                                              6.50       25,178,384
            2003-100 AB 02/20/26                                                                   5.00
    5,791   2005-37 (IO) 11/16/32                                                                  5.50          861,077
   41,979   2006-24 PA (PAC) 10/20/35                                                              5.50       42,232,792
                                                                                                          --------------
                                                                                                              72,209,630
                                                                                                          --------------
            TOTAL U.S. GOVERNMENT AGENCIES                                                                   102,718,792
                                                                                                          --------------
            PRIVATE ISSUES (20.2%)
            American Home Mortgage Assets
   16,834   2006-2 2A2 09/25/46                                                                   5.361+      16,607,945
   13,476   2006-3  3A2 10/25/46                                                                  5.391+      12,498,610
   11,245   2007-2 A1 03/25/47                                                                    5.256+      10,959,555
   12,220   2007-1 GA2 05/25/47                                                                   5.371+      11,946,387
    9,718   2007-2 A2A 03/25/47                                                                   5.296+       9,441,321
            American Home Mortgage Investment Trust
   20,108   2006-3 12A1 12/25/46                                                                  5.321+      19,631,235
            Bear Stearns Mortgage Funding Trust
   10,697   2006-AR2 1A1 09/25/36                                                                 5.331+      10,463,841
    2,921   2006-AR5 1A1 12/25/36                                                                 5.291+       2,866,650
    1,927   2007-AR1 1A2 01/25/37                                                                 5.341+       1,872,983
   14,840   2007-AR2 A2 03/25/37                                                                  5.271+      14,464,844
    2,722   2007-AR3 1A1  03/25/37                                                                5.331+       2,649,944
            Countrywide Alternative Loan Trust
   12,036   2005-81 A2 02/25/37                                                                   5.481+      11,719,248
   18,093   2006-OA1 1A1 03/20/46                                                                 5.706+      17,596,380
    2,069   2006-OA2 A3 05/20/46                                                                  5.766+       2,016,889
   17,741   2006-OA8 1A2 07/25/46                                                                 5.361+      17,262,403
    1,927   2006-OA10 2A2 08/25/46                                                                5.361+       1,873,331
   21,116   2006-OA12 A2 09/20/46                                                                 5.706+      20,688,152
   10,975   2006-OA22 A1 02/25/47                                                                 5.291+      10,735,845
   15,062   2006-OA22 A2 02/25/47                                                                 5.341+      14,615,413
   21,424   2007-OA3 1A2 04/25/47                                                                 5.311+      20,843,640
            Deutsche Alt-A Securities Inc Mortgage
   20,210   2007-OA1 A1 02/25/47                                                                  5.281+      19,764,638
            Greenpoint Mortgage Funding Trust
    2,072   2006-OH1 A2 01/25/37                                                                  5.361+       2,007,091
   21,743   2007-AR1 2A1A 03/25/47                                                                5.331+      21,290,045
            Harborview Mortgage Loan Trust
    5,017   2005-8 1A2A 09/19/35                                                                  5.832+       4,942,739

    2,659   2006-10 2A1A 11/19/36                                                                 5.682+       2,602,815
   12,008   2006-10 2A1B 11/19/36                                                                 5.742+      11,714,538
    2,790   2006-14 2A1A 03/19/38                                                                 5.652+       2,722,313
   21,389   2006-14 2A1B 03/19/38                                                                 5.702+      20,762,795
    1,681   2007 2A1B 04/19/38                                                                    5.311+       1,627,898
            Luminent Mortgage Trust
    1,889   2006-4 A1B 05/25/46                                                                   5.361+       1,848,332
   21,376   2006-7 2A2 12/25/36                                                                   5.351+      20,797,429
            Residential Accredit Loans, Inc.
   11,282   2006-QH1 A2 12/25/36                                                                  5.361+      11,098,539
    2,832   2006-QO10 A1 01/25/37                                                                 5.291+       2,754,049
   22,090   2006-QO10 A2  01/25/37                                                                5.331+      21,136,855
    2,458   2007-QH1 A2 02/25/37                                                                  5.321+       2,390,816
   19,681   2007-QO3 A2 03/25/47                                                                  5.331+      19,127,722
    9,736   2007-Q04 A2 05/25/47                                                                  5.391+       9,487,291
    6,036   2007-Q04 A3 05/25/47                                                                  5.431+       5,791,534
            Structured Asset Mortgage Investments, Inc.
    2,413   2007-AR1 1A2 01/25/37                                                                 5.341+         2398369
   20,276   2007-AR1 2A2 01/25/37                                                                 5.331+      19,694,891
    2,445   2007-AR2 1A2 02/25/37                                                                 5.321+       2,379,666
            WAMU Mortgage Pass - Through Certificates
    1,987   2007-OA1 A1B 02/25/47                                                                 5.331+       1,920,824
    2,459   2007 - OA1CA1B 12/25/46                                                               5.331+       2,412,946
   67,133   2007 - 0A2 1XPP (IO) 03/25/47                                                         0.847+         879,917
                                                                                                          --------------
            TOTAL PRIVATE ISSUES                                                                             442,308,668
                                                                                                          --------------
            TOTAL COLLATERIZED MORTGAGE OBLIGTIONS (Cost $557,838,566)                                       545,027,460
                                                                                                          --------------
            U.S. GOVERNMENT AGENCIES (10.4%)
            Federal Home Loan Bank
   10,400   04/15/09                                                                               3.25       10,182,578
            Federal Home Loan Mortgage Corp.
   80,000   01/15/12                                                                               5.75       83,636,400
    7,550   09/15/09                                                                              6.625        7,865,726
            Federal National Mortgage Assoc.
   80,000   03/15/12                                                                              6.125       84,952,560
    1,350   06/15/10                                                                              7.125        1,442,420
    1,550   01/15/10                                                                               7.25        1,645,429
            Housing Urban Development Ser 99-A
   18,800   08/01/10                                                                               6.06       19,016,407
   15,290   08/01/11                                                                               6.16       15,504,748
            Tennessee Valley Authority
    2,235   05/01/30                                                                              7.125        2,774,031
                                                                                                          --------------
            TOTAL U.S. GOVERNMENT AGENCIES (Cost $224,860,430)                                               227,020,299
                                                                                                          --------------
            FOREIGN GOVERNMENT OBLIGATION (1.3%)
   29,130   Egypt Government AID Bond 09/15/15 (Cost $28,581,657)                                  4.45       28,302,766
                                                                                                          --------------

NUMBER OF
CONTRACTS
---------
            PUT OPTIONS PURCHASED (0.0%)
      156   90 day Euro $ Dec/2007 @ 94.75 (Cost $27,623)                                                         15,600
                                                                                                          --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (1.9%)
            U.S. GOVERNMENT OBLIGATION (a) (0.3%)
            U.S. Treasury Bills
   $5,900   7/12/07++ (Cost $5,818,213)                                                           4.845        5,819,802
                                                                                                          --------------

NUMBER OF
SHARES
(000)
---------
            INVESTMENT COMPANY (b) (1.6%)
   36,359   Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class
            (Cost $36,359,443)                                                                                36,359,443
                                                                                                          --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $42,177,656)                                                                                42,179,245
                                                                                                          --------------
            TOTAL INVESTMENTS (Cost $2,641,708,152) (c) (d)                                       120.6%   2,635,764,406
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (20.6)    (450,800,729)
                                                                                                  ------  --------------
            NET ASSETS                                                                            100.0%  $2,184,963,677
                                                                                                  ======  ==============

----------
ARM  Adjustable Rate Mortgage.

GPM  Graduated Payment Mortgage.

IO   Interest-only security.

PAC  Planned Amortization Class.

*    Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity. date; the actual principal amount and maturity date will be determined upon settlement.

**   Securities purchased on a forward commitment basis.

+    Floating rate security, rate shown is the rate in effect at September 30,
     2007.

++   A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $5,238,049.

(a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  The Fund invests in Morgan Stanley Institutional Liquidity Government
     Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the
     Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government
     Portfolio - Institutional Class with respect to asset invested by the Fund in Morgan Stanley Institutional Government Portfolio - Institutional Class
     . Income distributions earned by the Fund totaled $1,028,453, for the period ended September 30, 2007.

(c)  Securities have been designated as collateral in an amount equal to
     $1,386,931,513 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,075,504 and the aggregate gross unrealized depreciation is $23,019,250, resulting in net unrealized depreciation of $5,943,746.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2007:

                                                                   UNREALIZED
NUMBER OF  LONG/      DESCRIPTION,DELIVERY      UNDERLYING FACE   APPRECIATION
CONTRACTS  SHORT         MONTH AND YEAR         AMOUNT AT VALUE  (DEPRECIATION)
-------------------------------------------------------------------------------

  1,287    Long   U.S. Treasury Notes 2 Year,
                         December 2007            $266,469,335     $1,153,527
  1,248    Short  U.S. Treasury Notes 10 Year,
                         December 2007           (136,383,000)       532,692
  1,496    Short  U.S. Treasury Notes 5 Year,
                         December 2007           (160,118,750)      (222,038)
  3,230    Short  U.S. Treasury Bonds 20 Year,
                         December 2007           (359,640,313)      1,004,989
                                                                   ----------
                 Net Unrealized Appreciation...................    $2,469,170
                                                                   ==========

INTEREST RATE SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

                              NOTIONAL       PAYMENTS            PAYMENTS                               UNREALIZED
                               AMOUNT        RECEIVED              MADE               TERMINATION      APPRECIATION
SWAP CONTERPARTY               (000'S)       BY FUND             BY FUND+                DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------

JPMorgan Chase N.A. New York  $80,000   Fixed Rate 5.3585%  Floating Rate 5.494%     May 23, 2017       $1,001,600

Citibank N.A., New York        82,500   Fixed Rate 5.3375%  Floating Rate 5.498%     May 24, 2017          898,425

Goldman Sachs Co.              83,000   Fixed Rate 5.3405%  Floating Rate 5.498%     May 24, 2017          922,130

JPMorgan Chase N.A. New York   64,200   Fixed Rate 5.36%    Floating Rate 5.36%      July 19, 2017       2,575,062

JPMorgan Chase N.A. New York   74,000   Fixed Rate 5.064%   Floating Rate 5.725%  September 11, 2017      (865,800)

Citibank N.A., New York        19,000   Fixed Rate 5.227%   Floating Rate 5.20%   September 27, 2017        35,720
                                                                                                        ----------
                                        Net Unrealized Appreciation.............                        $4,567,137
                                                                                                        ==========

----------
+    Floating rate represents USD - 3 month LIBOR.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
November 20, 2007

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

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